Note 9 - Share Capital	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
9
. Share capital

As of December 31, 2015, the Company had 22,549,488 ordinary shares outstanding, including 253,740 restricted shares. In addition, there were a total of 2,425,426 options outstanding and 112,999 RSUs outstanding.

a. Preferred ordinary
shares

Just prior to the Company’s IPO in November 2013, all preferred ordinary shares were converted to ordinary shares on a one for one basis.

The following is a summary of the Company’s preferred ordinary shares as of December 31, 2012:

	Preferred ordinary shares authorized	Preferred ordinary shares issued and outstanding
A preferred ordinary	134,708	134,706
B preferred ordinary	53,992	53,992
D preferred ordinary	520,275	487,222
E preferred ordinary	4,772,557	2,547,496
F preferred ordinary	2,982,848	2,574,575
G preferred ordinary	3,728,560	1,503,330
	12,192,940	7,301,321

In February 2011 the Company issued 306,499 ordinary shares and 919,498 F preferred ordinary shares for consideration of $10 million cash in the third and final tranche of the F preferred ordinary share financing round.

The Company issued 137,922 F preferred ordinary shares and 45,973 ordinary shares in March 2012 and 45,974 F preferred ordinary shares and 15,324 ordinary shares in April 2012 in the form of F Preferred Units as a financing fee for the Company’s $4 million issuance of the 2012 Notes.

In June 2012, the Company issued 1,495,464 G preferred ordinary shares for consideration of $17 million in the first tranche of the G preferred ordinary share financing round. The Company issued an additional 7,882 G preferred ordinary shares in June 2012 as payment of interest on the 2012 Notes.

On December 31, 2012, the Company held $8.1 million in cash received from investors related to the closing of the second and final tranche of the G preferred ordinary share financing round, which was recorded in shareholders’ equity. On January 4, 2013, the remaining cash was received from investors and the Company issued 966,417 G preferred ordinary shares to complete the second and final tranche of the G preferred ordinary share financing, raising a total of $11.0 million.

The rights, preferences and privileges of the Company’s A preferred ordinary shares, B preferred ordinary shares, D preferred ordinary shares, E preferred ordinary shares, F preferred ordinary shares and G preferred ordinary shares (collectively, the preferred ordinary shares) were as follows:

Voting and consent rights
—The preferred ordinary shares in issue ranked
pari passu
 with regards to voting rights. Holders of preferred ordinary shares were entitled to vote on all matters and were entitled to the number of votes equal to the number of ordinary shares into which each preferred ordinary share was then convertible. The consent of the holders of at least 60% of the E, F, and G preferred ordinary shares outstanding (taken together as a single class) was required for certain corporate actions including a deemed liquidation event, sale of all or a substantial portion of the Company’s assets or the creation of any debt of the Company in excess of $2,000,000. The approval of the holders of G preferred ordinary shares was required for any amendment or change to the Company’s articles of association that would be disproportionately adverse to the holders of G preferred ordinary shares and not similarly adverse to the rights of the holders of the other preferred ordinary shares and for the creation of any security convertible into a security having rights, preferences or privileges senior to the G preferred ordinary shares.

Liquidation rights—
Upon the liquidation of the Company, including certain transactions deemed to be a liquidation, the holders of G preferred ordinary shares and, as a separate class, the holders of F preferred ordinary shares had a liquidation preference to all other holders of preferred ordinary shares and ordinary shares, in an amount equal to, in the case of the G preferred ordinary shares, 1.25 times the original issue price of $11.399 per share, and, in the case of the F preferred ordinary shares, 1.50 times the original issue price of $8.153 per share. The liquidation preference for each of the holders of the G preferred ordinary shares and the F preferred ordinary shares was limited to 50% of the assets or sale amount available for distribution. In the event that the assets or sale amount was insufficient to make such distributions to the holders of G preferred ordinary shares and F preferred ordinary shares separately, then the holders of G preferred ordinary shares and F preferred ordinary shares would have participated, within their own classes, pro rata to their respective shareholdings of G preferred ordinary shares and F preferred ordinary shares, respectively. In the event that 50% of the assets or sale amount available for distribution was sufficient to satisfy one but not the other of the G preferred ordinary share preference and the F preferred ordinary share preference, separately, then any undistributed amount of assets or sale amount would be distributed to either the holders of G preferred ordinary shares or F preferred ordinary shares, as the case may be.

Subsequent to the payments of the liquidation preferences of the G preferred ordinary shares and the F preferred ordinary shares, each holder of E preferred ordinary shares would receive an amount equal to the aggregate amount paid by such holder for such shares, which was $17.54 for the shares acquired in the first tranche in October 2007, $17.54 for the shares acquired in the second tranche in August 2008 and £0.006705 for the shares acquired pursuant to cashless exercise of warrants issued in October 2007.

After the payments of the liquidation preferences to holders of G preferred ordinary shares, F preferred ordinary shares and E preferred ordinary shares in full, the remaining assets or sale amount would generally be paid, depending on the amount available for distribution, to holders of all shares based on their respective preferences or, if no preferences are applicable, to all holders on an as-converted basis.

Transfer restrictions—
The preferred ordinary shares could have been transferred to any person with the prior consent in writing of holders of shares entitled to cast 90% of the votes exercisable at a general meeting of the Company. The preferred ordinary shares could have been transferred at any time, without prior consent, to certain parties including, where the shares were held by individual members, to certain privileged relations and family trusts; where the shares were held by a company, to a member of the same group as such company; where the shares were held by an investment manager, to a participant or partner in or member of an investment fund which is managed by such investment manager, an investment fund whose business is managed by the investment manager, any other investment manager who manages the business of the investment fund in respect of which the shares are held, or any other person if required by a regulatory authority; where the shares were held by an investment fund, to a participant or partner in or member of such investment fund, any other investment fund whose business is managed by the same investment manager, or the investment manager who manages the business of the investment fund; where the shares were held by trustees under an employee trust, to the new trustees of that employee trust on any change of trustees or to any beneficiary of that employee trust.

Anti-dilution rights
—In the event of a relevant issue of securities at a price which, in the case of the G preferred ordinary shares, was less than the original issue price of $11.399 per share, the Company would have been required to issue to each holder of G preferred ordinary shares such number of ordinary shares as would result in such holder of G preferred ordinary shares holding such number of shares as would be held if the aggregate original issue price of $11.399 per share in respect of all G preferred ordinary shares then held by such holder was applied wholly in subscribing for the new shares at the weighted-average subscription price in respect of the relevant issue. In the event of a relevant issuance of securities at a price which, in the case of the F preferred ordinary shares and E preferred ordinary shares, was less than the original issue price of $8.153 per share, the Company would have been required to issue to each holder of E preferred ordinary shares and each holder of F preferred ordinary shares, with the exception of holders of F preferred ordinary shares who received such shares pursuant to the issuance of F preferred units, such number of ordinary shares as would result in such holders holding such number of shares as would be held if the aggregate original issue price of $8.153 per share in respect of all shares then held by such holder was applied wholly in subscribing for the new shares at the weighted-average subscription price in respect of the relevant issue. In June 2012, the anti-dilution rights resulted in the issuance of 817,761 ordinary shares to the holders of the E preferred ordinary shares. The transaction did not result in the recognition of a beneficial conversion feature as the effective conversion price of the shares exceeded the fair value of the ordinary shares at the date of issuance. Other than the issuance of share capital the transaction did not have accounting implications. In the event that additional shares had been issued as a result of the anti-dilution rights the Company would have recorded the issuance of share capital and assessed whether a beneficial conversion feature or other accounting implications were present. The anti-dilution rights did not preclude the classification of the shares as permanent equity.

Conversion
—Upon a conversion, each preferred ordinary share would automatically be converted to, re-designated as, and ranked pari passu
 with the ordinary shares then in issue immediately prior to and conditional upon a qualified listing on a one-for-one basis. Each preferred ordinary share was convertible into one ordinary share at any time at the holder’s request.

The Company classified its convertible preferred ordinary shares as permanent equity, as they did not contain redemption rights or other terms that would require classification outside of permanent equity.

b. Ordinary shares

In October 2013, the Company issued a convertible promissory note in the amount of $5.0 million to Fosun Industrial Co., Ltd., (the Fosun Note). The Fosun Note paid interest at 8% per annum. In connection with the Company’s IPO in November 2013, the Fosun Note and interest of approximately $50,000 automatically converted into 467,551 of the Company’s ordinary shares at a price per share which reflected a 10% discount to the IPO offering price of $12.00 per share. The shares are subject to restrictions prohibiting sale or transfer of more than one-third of the shares each year for the first three years following the IPO. The feature which required automatic conversion upon an IPO was a redemption feature that met the definition of an embedded derivative requiring bifurcation from the Fosun Note. The Company determined there was no initial fair market value of the liability. Upon conversion of the Fosun Note to ordinary shares, the derivative liability terminated. In connection with the IPO the Company marked the embedded derivative to market and recorded a $561,000 loss on the change in the fair value of the instrument.

On November 21, 2013, the registration statement for the Company’s IPO was declared effective by the Securities and Exchange Commission. The Company sold 6,164,000 ordinary shares, at an IPO price of $12.00 per share, which included the exercise in full by the underwriters of their option to purchase up to 804,000 additional ordinary shares. Net proceeds from the IPO were approximately $63.9 million, after deducting underwriting discounts and commissions and estimated offering expenses. Following the Company’s IPO, the Company now has one class of ordinary shares authorized.

On January 29, 2015, the Company entered into an underwriting agreement, or the Underwriting Agreement, with J.P. Morgan Securities LLC and Piper Jaffray & Co., as representatives of the several underwriters named therein, collectively, the Underwriters, relating to the public offering, or the Offering, of 4,255,319 ordinary shares, nominal value £0.006705, or the Shares, at an offering price to the public of $11.75 per Share, or the Offering Price. The Underwriters agreed to purchase the Shares from the Company pursuant to the Underwriting Agreement at a price of $11.045 per share. Under the terms of the Underwriting Agreement, the Company granted the Underwriters a 30-day option to purchase up to an additional 638,297 Shares, or the Option Shares, at the Offering Price, less underwriting discounts and commissions. On January 30, 2015, the Underwriters exercised their option to purchase the Option Shares in full. The gross proceeds to the Company from the sale of the Shares and the Option Shares were approximately $57.5 million and the Company received net proceeds of approximately $53.8 million after deducting underwriting discounts and commissions and estimated aggregate offering expenses payable by the Company. The Offering closed on February 4, 2015.

As of December 31, 2015, there were
36,183,293
ordinary shares authorized and 22,549,488 ordinary shares issued and outstanding.